Summary of Significant Accounting Policies - Schedule of Intangible Assets are Amortized using Straight Line Method Over Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Dispensary License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets,Amortized Estimated Useful Lives	15 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets,Amortized Estimated Useful Lives	5 years
Moxie Brand [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets,Amortized Estimated Useful Lives	3 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets,Amortized Estimated Useful Lives	2 years
Minimum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets,Amortized Estimated Useful Lives	2 years
Minimum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets,Amortized Estimated Useful Lives	6 months
Maximum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets,Amortized Estimated Useful Lives	10 years
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets,Amortized Estimated Useful Lives	1 year